Earnings per share	12 Months Ended
May 31, 2020
Earnings per share
Earnings per share
28.	Earnings per share

The calculation of earnings per share for the year ended May 31, 2020 was based on the net loss of $(84,634) (2019 – $(16,499)) and a weighted average number of common shares outstanding of 257,914,589 (2019 – 242,763,558) calculated as follows:

	2020	2019
Basic loss per share:
Net loss for the year	$(84,634)	$(16,499)
Average number of common shares outstanding during the year	257,914,589	242,763,558

Loss per share—basic	$(0.33)	$(0.07)

	2020	2019
Diluted loss per share:
Net loss for the year	$(84,634)	$(16,499)
Average number of common shares outstanding during the year	257,914,589	242,763,558
“In the money” warrants outstanding during the year	—	—
“In the money” options outstanding during the year	—	—

	257,914,589	242,763,558

Loss per share—diluted	$(0.33)	$(0.07)